Intangible Assets, Net (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 1,017,203	$ 1,017,202	$ 677,705	$ 599,730	$ 3,729,313	$ 1,919,480
Amortization expense related to intangible assets	$ 1,017,203		$ 677,705		$ 3,729,313	$ 1,919,480